Small-Company Stock Fund
Small-Company Stock Fund Fund Summaries | Inception: March 4, 1998
Investment Objective
The Small-Company Stock Fund is a stock fund that seeks capital growth over the long term.
Fees and Expenses
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Small-Company Stock Fund Small-Company Stock Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Small-Company Stock Fund Small-Company Stock Fund
Management Fees	0.76%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.87%	[1]
[1]	Total Annual Fund Operating Expenses shown here differ from the expense ratios shown in the Financial Highlights on page 49 because the expenses shown on this page include Acquired Fund Fees and Expenses and amounts shown in the Financial Highlights do not include Acquired Fund Fees and Expenses.

Expense Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for any expense reimbursement which is only in effect during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 YR	3 YR	5 YR	10 YR
Small-Company Stock Fund | Small-Company Stock Fund | USD ($)	89	278	482	1,073

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in stocks of established companies selling at prices below what RE Advisers believes to be their fundamental value.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowing for investment purposes) in common stocks of companies whose market capitalization, at the time of purchase, is similar to the market capitalization of companies represented in the Russell 2000 Index. However, RE Advisers will not necessarily sell a security whose market capitalization, after the initial purchase, exceeds that of the companies represented in the Russell 2000 Index. On December 31, 2015, the weighted average market capitalization for companies held in the Fund’s portfolio was $2.3 billion, and for companies in the Russell 2000 Index, the weighted average market capitalization was $1.9 billion. As of May 29, 2015, the market capitalization of companies in the Russell 2000 index ranged from $177 million to $4.3 billion.

To determine whether a stock is undervalued, RE Advisers considers, among other factors, earnings valuations, debt ratios and any competitive advantages a company may have. Stock selection is made with the belief that businesses have an underlying value that is not always reflected by share price, especially over the short term. RE Advisers seeks to select stocks that it believes may benefit over time from a more reasonable market assessment of fundamental value.

Stock selection for the Small-Company Stock Fund includes an analysis of new market opportunities for a company, which could indicate earnings growth potential over the long term.

From time to time, due to elevated cash flows or in order to meet the potential of higher redemption requests, RE Advisers may maintain a larger position in cash equivalents. When the Fund takes such a position by increasing its holdings in cash equivalents, its short-term investment performance may differ than if it had remained more fully invested in stocks.
Principal Risks
As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund are:

Equity Securities Risk    Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets.

Financial Services Sector Risk     To the extent the Fund invests in securities and other obligations of issuers in the financial services sector, the Fund will be vulnerable to events affecting companies in the financial services industry. Examples of risks affecting the financial services sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier.

Issuer Risk    The chance that the value of a security may decline because of adverse events or circumstances that directly relate to the issuer.

Manager Risk    The chance the manager’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.

Small-Company Risk    Investment risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. By investing in stocks of companies with smaller market capitalizations, the share price of the Fund may be more volatile than that of a fund investing in stocks of larger, more established companies. In addition, the Fund may be affected by dilution in the value of its shares if such companies sell additional shares and by concentration of control in existing management and principal shareholders.

Style Risk The chance that returns on stocks within the value style in which the Fund invests will trail returns of stocks representing other styles or the market overall. Periods of relative over- or underperformance tend to be cyclical and may last for several years. Investments in value securities may be subject to risks that (1) the issuers’ potential business prospects will not be realized; (2) their potential values will never be recognized by the market; and (3) their values were appropriately priced when acquired but they do not perform as anticipated.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.
Calendar Year Total Returns Total Returns (%)

During the periods shown in the chart, the Fund’s best and worst quarters were as follows: Best Quarter: Q2 of 2009 | 23.62% Worst Quarter: Q4 of 2008 | -24.38%
Average Annual Total Returns periods ended 12/31/15
Average Annual Total Returns - Small-Company Stock Fund	1 YR	5 YR	10 YR
Small-Company Stock Fund	(5.18%)	10.97%	9.77%
Small-Company Stock Fund | Returns after taxes on distributions	(6.41%)	10.47%	9.25%
Small-Company Stock Fund | Returns after taxes on distributions and sale of fund shares	(2.18%)	8.63%	7.90%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	(4.41%)	9.19%	6.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as IRAs or employer-sponsored retirement plans.